New Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements [abstract]
New Accounting Pronouncements

43.	New Accounting Pronouncements:

The following is a summary of new standards, interpretations and improvements to the International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) that are not yet effective as of December 31, 2019:

Conceptual Framework.

On March 29, 2018, the IASB issued a "Reviewed" Conceptual Framework. Changes to the Conceptual Framework may affect the application of IFRS when no rule applies to a particular transaction or event.

The Conceptual Framework introduces mainly the following improvements:

-	It incorporates some new concepts of measurement, presentation and disclosure and derecognition of assets and liabilities in the Financial Statements.

-	Provides updated definitions of assets, liabilities and includes criteria for the recognition of assets and liabilities in the financial statements.

-	Clarifies some important concepts such as background on form, prudential criteria and measurement of uncertainty.

The Conceptual Framework enters into force for periods beginning on January 1, 2020. Early adoption is permitted.

IAS 1 – Presentation of Financial Statements and IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. Definition of materiality or relative importance.

The IASB issued changes to IAS 1, Presentation of Financial Statements, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, to clarify the definition of materiality and align these standards with the Revised Conceptual Framework issued in March 2018, to facilitate companies to make materiality judgments.

Under the old definition, omissions or misrepresentations of elements are important if they could, individually or collectively, influence the economic decisions that users make on the basis of financial statements (IAS 1 Presentation of Financial Statements).

The new definition states that information is material if the omission, distortion or concealment of the information can reasonably be expected to influence decisions that primary users of financial statements of general purpose make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The date of application of these amendments is January 1, 2020. Early application is allowed.

This amendment has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IFRS 9 – Financial Instruments, IFRS 7 – Financial Instruments: Disclosures and IAS 39 – Financial Instruments: Recognition and Measurement. Interest rate benchmark reform.

In October 2017, the IASB published amendments to IFRS 9 Financial Instruments and IAS 28 Investments In September 2019, the IASB issued amendments to IFRS 9, IFRS 7 and IAS 39, as a result of the IBOR (Interbank Offered Rate) reform, which results in the replacement of existing reference interest rates, by alternative interest rates.

The amendments provide temporary application exceptions that allow hedge accounting to continue during the uncertainty period, which is the period prior to the replacement of existing reference interest rates.

The date of application of these amendments is from January 1, 2020. Early application is allowed.

This amendment had no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.